Stockholders’ Equity - Schedule of Stock Option Activities (Details) - Stock Options [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activities [Line Items]
Number of Options, Balance	28,850	22,850	28,850
Weighted Average Exercise Price, Balance	$ 7.28	$ 9.19	$ 7.28
Weighted Average Remaining Contractual Term (Years), Balance	6 years 3 months 21 days	5 years 6 months 21 days	5 years 3 months 21 days
Aggregate Intrinsic Value, Balance	$ 20,130		$ 8,610
Number of Options, Exercisable		22,850
Weighted Average Exercise Price, Exercisable		$ 9.19
Weighted Average Remaining Contractual Term (Years), Exercisable		5 years 6 months 21 days
Number of Options, Expired		(6,000)
Weighted Average Exercise Price, Expired		$ 0.005
Weighted Average Remaining Contractual Term (Years), Expired
Aggregate Intrinsic Value, Expired
Number of Options, Granted
Weighted Average Exercise Price, Granted